Investments	9 Months Ended
Sep. 30, 2025
Disclosure Text Block Supplement [Abstract]
Investments

2. Investments

On January 13, 2025, pursuant to Section 8.1 of that certain, Share Exchange Agreement dated December 12, 2023, among the Company, Evtec Aluminium Limited (“Evtec”) and certain other parties, the Company and Evtec centered into a termination agreement (the “Termination Agreement”) pursuant to which the parties mutually agreed to terminate the Share Exchange Agreement. As a result of the Termination Agreement, the Share Exchange Agreement is of no further force and effect (other than certain customary limited provisions that survive termination pursuant to the terms of the Share Exchange Agreement) and any ancillary agreements entered into in connection with the Share Exchange Agreement will also automatically terminate in accordance with their respective terms. On January 22, 2025, the Company withdrew its Registration Statement on Form S-4 previously filed in connection with the Share Exchange Agreement.

Prior to the Termination Agreement, Evtec provided $1,293,000 of financial support to the Company. On August 13, 2025, the Company and Evtec entered into a settlement agreement whereby Evtec and the Company cancelled the $1,150,000 note due by Evtec and the $1,293,000 advance due by the Company in return for a $100,000 note from Blackbox.io to Evtec due on July 1, 2026. The Company recorded a gain of $93,000 on the settlement agreement.